Employee Benefits - Amounts Recognized in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 15,436	$ 12,627
Prior service cost (credit)	(27,138)	(33,189)
Total AOCI (before tax effects)	(11,702)	(20,562)
U.S Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	142,828	151,389
Prior service cost (credit)	108	151
Total AOCI (before tax effects)	142,936	151,540
Non-U.S. Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	376,991	321,144
Prior service cost (credit)	(3,087)	(3,926)
Total AOCI (before tax effects)	$ 373,904	$ 317,218